UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08510

Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-6036

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

MATTHEWS ASIA PACIFIC FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 100.2%
	SHARES	VALUE
JAPAN: 47.7%
Pigeon Corp.	334,300	$9,426,069
Unicharm Petcare Corp.	290,700	8,712,890
Benesse Corp.	201,100	8,213,795
Ichiyoshi Securities Co., Ltd.	764,900	8,022,241
Nintendo Co., Ltd.	18,800	7,974,467
Sysmex Corp.	159,800	7,061,715
Funai Zaisan Consultants Co., Ltd.+	7,081	5,861,171
Yahoo! Japan Corp.	17,612	5,765,593
GCA Savvian Group Corp.	2,007	5,579,104
The Sumitomo Trust & Banking Co., Ltd.	748,000	4,983,509
Nidec Corp.	79,500	4,890,739
Takeda Pharmaceutical Co., Ltd.	95,600	4,813,517
ORIX Corp.	37,950	4,751,646
Daibiru Corp.	598,700	4,515,203
Nomura Research Institute, Ltd.	208,900	4,299,435
Honda Motor Co., Ltd. ADR	131,400	3,956,454
Fanuc, Ltd.	47,500	3,573,511
Sumitomo Realty & Development Co., Ltd.	162,000	3,528,154
Sekisui House, Ltd.	383,000	3,516,333
Keyence Corp.	16,300	3,251,575
Mitsubishi Estate Co., Ltd.	162,000	3,192,234
Nitto Denko Corp.	123,500	3,141,915
NGK Insulators, Ltd.	216,000	2,644,365
Mori Trust Sogo REIT, Inc.	308	2,361,385
Monex Group, Inc.	6,094	2,207,229
Hoya Corp.	97,300	1,930,216
Sony Corp. ADR	44,000	1,358,280

Total Japan		129,532,745

CHINA/HONG KONG: 25.9%
Tingyi (Cayman Islands) Holding Corp.	5,998,000	7,007,303
Kingdee International Software Group Co., Ltd.	32,406,000	6,247,171
Dongfeng Motor Group Co., Ltd. H Shares	14,558,000	5,357,845
China Life Insurance Co., Ltd. H Shares	1,367,000	5,092,566
Ctrip.com International, Ltd. ADR	120,400	4,648,644
China Mobile, Ltd. ADR	92,000	4,607,360
Dairy Farm International Holdings, Ltd.	891,000	4,483,197
Hang Lung Group, Ltd.	1,379,000	4,368,173
Lenovo Group, Ltd.	8,928,000	3,940,425
Shangri-La Asia, Ltd.	2,556,000	3,661,874
China Merchants Bank Co., Ltd. H Shares	1,459,500	3,524,540
Ping An Insurance (Group) Co. of China, Ltd. H Shares	574,000	3,361,324
China South Locomotive and Rolling Stock Corp., H Shares[b]	8,334,900	3,166,572
China Vanke Co., Ltd. B Shares	4,109,922	2,891,056
Pico Far East Holdings, Ltd.	34,010,000	2,890,612
China Merchants Holdings International Co., Ltd.	848,000	2,720,156
China Yurun Food Group, Ltd.	1,659,000	2,163,304

Total China/Hong Kong		70,132,122

INDIA: 7.0%
Sun Pharmaceutical Industries, Ltd.	201,218	6,432,056
HDFC Bank, Ltd.	221,500	5,823,404
Bharti Airtel, Ltd.[b]	205,528	3,486,049
Dabur India, Ltd.	736,185	1,446,755
Infosys Technologies, Ltd.	47,503	1,444,686
Financial Technologies India, Ltd.	20,015	448,947

Total India		19,081,897

SOUTH KOREA: 5.1%
Shinhan Financial Group Co., Ltd.	113,517	4,061,366
NHN Corp.[b]	20,470	2,625,734
Amorepacific Corp.	4,091	2,212,047
Hanmi Pharmaceutical Co., Ltd.	22,170	2,184,691
Hyundai Department Store Co., Ltd.	17,652	1,372,575
Kiwoom Securities Co., Ltd.	29,370	719,659
Modetour Network, Inc.	49,754	664,711

Total South Korea		13,840,783

AUSTRALIA: 4.2%
AXA Asia Pacific Holdings, Ltd.	1,227,841	5,052,199
Computershare, Ltd.	437,302	3,305,885
CSL Australia, Ltd.	96,188	2,914,008

Total Australia		11,272,092

THAILAND: 3.6%
Land & Houses Public Co., Ltd.	19,564,700	3,712,727
Advanced Info Service Public Co., Ltd.	1,329,800	3,193,818
Siam Commercial Bank Public Co., Ltd.	1,264,400	2,609,884
Major Cineplex Group Public Co., Ltd.	1,255,000	359,380

Total Thailand		9,875,809

INDONESIA: 2.5%
Bank Rakyat Indonesia	6,988,500	3,948,464
PT Astra International	1,578,000	2,814,774

Total Indonesia		6,763,238

TAIWAN: 2.3%
Taiwan Secom Co., Ltd.	3,348,160	4,834,379
Taiwan Semiconductor Manufacturing Co., Ltd.	846,135	1,418,995

Total Taiwan		6,253,374

SINGAPORE: 1.9%
Hyflux, Ltd.	1,937,812	3,291,601
Keppel Land, Ltd.	951,000	1,899,446

Total Singapore		5,191,047

TOTAL INVESTMENTS: 100.2% (Cost $309,094,394c)		271,943,107

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: -0.2%		(547,944)

NET ASSETS: 100.0%		$271,395,163

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Non-income producing security
[c]	Cost of investments is $309,094,394 and net unrealized depreciation consists of:

Gross unrealized appreciation	$29,692,698
Gross unrealized depreciation	(66,843,985)

Net unrealized depreciation	$(37,151,287)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS ASIA PACIFIC EQUITY INCOME FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 96.1%
	SHARES	VALUE
JAPAN: 20.5%
Lawson, Inc.	75,700	$3,490,926
Eisai Co., Ltd.	69,800	2,725,688
The Sumitomo Trust & Banking Co., Ltd.	383,000	2,551,716
Benesse Corp.	54,800	2,238,269
Monex Group, Inc.	4,594	1,663,934
Nomura Research Institute, Ltd.	67,000	1,378,948
Takeda Pharmaceutical Co., Ltd.	24,700	1,243,660
Hitachi Koki Co., Ltd.	108,000	1,101,335
Tokyu REIT, Inc.	155	1,007,624
MID Reit, Inc.	364	859,827
United Urban Investment Corp., REIT	125	548,108

Total Japan		18,810,035

CHINA/HONG KONG: 17.9%
VTech Holdings, Ltd.	452,000	2,643,677
CLP Holdings, Ltd.	289,500	2,335,323
BOC Hong Kong Holdings, Ltd.	1,116,000	1,995,151
Television Broadcasts, Ltd.	432,000	1,834,494
Café de Coral Holdings, Ltd.	912,000	1,590,151
ASM Pacific Technology, Ltd.	242,000	1,398,752
Sa Sa International Holdings, Ltd.	4,094,000	1,219,763
Pico Far East Holdings, Ltd.	10,696,000	909,085
Next Media, Ltd.	3,466,000	846,937
Hang Seng Bank, Ltd.	32,600	616,274
Huaneng Power International, Inc. H Shares	836,000	555,812
Huaneng Power International, Inc. ADR	17,500	465,850

Total China/Hong Kong		16,411,269

TAIWAN: 15.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,411,313	4,043,849
Chunghwa Telecom Co., Ltd.	1,157,727	2,723,477
Cyberlink Corp.	540,339	2,124,986
Taiwan Secom Co., Ltd.	1,086,000	1,568,066
President Chain Store Corp.	485,000	1,429,746
Johnson Health Tech Co., Ltd.	1,216,860	1,379,052
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,339	471,677
Chunghwa Telecom Co., Ltd. ADR	18,000	426,060

Total Taiwan		14,166,913

THAILAND: 8.2%
Advanced Info Service Public Co., Ltd.	810,600	1,946,841
Siam Makro Public Co., Ltd.	760,000	1,848,979
Thai Beverage Public Co., Ltd.	10,200,000	1,596,406
Thai Tap Water Supply Public Co., Ltd.[b]	12,129,500	1,533,203
PTT Public Co., Ltd.	91,500	627,997

Total Thailand		7,553,426

AUSTRALIA: 7.6%
Billabong International, Ltd.	185,951	2,076,368
Coca-Cola Amatil, Ltd.	309,730	2,067,997
AXA Asia Pacific Holdings, Ltd.	413,439	1,701,178
Insurance Australia Group, Ltd.	330,121	1,095,763

Total Australia		6,941,306

SINGAPORE: 5.8%
Singapore Press Holdings, Ltd.	1,036,000	2,890,413
Venture Corp., Ltd.	275,000	1,496,135
Parkway Life REIT	1,430,868	972,791

Total Singapore		5,359,339

MALAYSIA: 5.7%
Top Glove Corp. BHD	1,757,100	2,049,517
Public Bank BHD	676,000	1,974,946
Media Prima BHD	3,235,900	1,236,433

Total Malaysia		5,260,896

SOUTH KOREA: 4.4%
SK Telecom Co., Ltd.	10,570	1,809,300
SK Telecom Co., Ltd. ADR	69,300	1,304,226
Hana Financial Group, Inc.	37,640	885,195

Total South Korea		3,998,721

UNITED KINGDOM: 3.6%
HSBC Holdings PLC ADR	26,900	2,174,327
HSBC Holdings PLC	70,800	1,130,732

Total United Kingdom		3,305,059

PHILIPPINES: 3.1%
Globe Telecom, Inc.	130,560	2,883,817

Total Philippines		2,883,817

INDONESIA: 2.5%
PT Telekomunikasi Indonesia ADR	55,200	1,643,856
PT Telekomunikasi Indonesia	859,000	641,613

Total Indonesia		2,285,469

INDIA: 1.4%
HCL-Infosystems, Ltd.	340,167	765,554
Chennai Petroleum Corp., Ltd.	105,000	483,759

Total India		1,249,313

TOTAL COMMON EQUITIES (Cost $103,102,981)		88,225,563

PREFERRED EQUITIES: 2.8%

JAPAN: 2.8%
Ito En, Ltd., Pfd.	246,700	2,570,657

Total Japan		2,570,657

TOTAL PREFERRED EQUITIES (Cost $2,711,890)		2,570,657

TOTAL INVESTMENTS: 98.9% (Cost $105,814,871c)		90,796,220

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		967,466

NET ASSETS: 100.0%		$91,763,686

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Non-income producing security
[c]	Cost of investments is $105,814,871 and net unrealized depreciation consists of:

Gross unrealized appreciation	$2,980,673
Gross unrealized depreciation	(17,999,324)

Net unrealized depreciation	$(15,018,651)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Pfd.	Preferred

See accompanying notes to schedules of investments.

MATTHEWS PACIFIC TIGER FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 100.2%
	SHARES	VALUE
CHINA/HONG KONG: 34.9%
Swire Pacific, Ltd. A Shares	6,272,000	$55,131,786
Dairy Farm International Holdings, Ltd.	10,138,100	51,011,340
Tencent Holdings, Ltd.	6,880,600	50,292,687
Hang Lung Group, Ltd.	15,747,000	49,880,796
Ping An Insurance (Group) Co. of China, Ltd. H Shares	7,696,000	45,067,513
Lenovo Group, Ltd.	100,368,000	44,298,004
NWS Holdings, Ltd.	22,086,636	39,631,759
NetEase.com, Inc. ADR[b]	1,479,000	33,721,200
Dongfeng Motor Group Co., Ltd. H Shares	89,326,000	32,875,042
China Mobile, Ltd. ADR	610,550	30,576,344
Television Broadcasts, Ltd.	7,167,700	30,437,736
Ctrip.com International, Ltd. ADR	772,475	29,825,260
China Resources Enterprise, Ltd.	11,750,000	28,690,460
Focus Media Holding, Ltd. ADR[b]	973,913	27,766,260
Shangri-La Asia, Ltd.	19,268,000	27,604,453
China Merchants Bank Co., Ltd. H Shares	11,084,500	26,767,910
China Vanke Co., Ltd. B Shares	34,472,360	24,249,006
Travelsky Technology, Ltd. H Shares+	40,812,000	20,272,177
China Yurun Food Group, Ltd.	13,968,000	18,214,002
Glorious Sun Enterprises, Ltd.	41,262,000	17,261,017
Towngas China Co., Ltd.[b]	51,937,000	16,572,691
Integrated Distribution Services Group, Ltd.	10,491,000	14,271,158
New Oriental Education & Technology Group, Inc. ADR[b]	208,800	13,413,312
Dickson Concepts International, Ltd.+	32,547,900	10,895,835
Dah Sing Financial Holdings, Ltd.	2,348,400	9,921,916
Dynasty Fine Wines Group, Ltd.	725,000	102,213

Total China/Hong Kong		748,751,877

INDIA: 19.0%
Sun Pharmaceutical Industries, Ltd.	2,040,363	65,221,447
HDFC Bank, Ltd.	2,242,184	58,948,729
Dabur India, Ltd.	25,730,888	50,566,504
Bharti Airtel, Ltd.[b]	2,881,740	48,878,441
Infosys Technologies, Ltd.	1,263,401	38,423,221
Cipla India, Ltd.	6,800,750	33,443,591
Titan Industries, Ltd.	1,286,895	31,049,798
Bank of Baroda	3,993,505	25,766,780
Kotak Mahindra Bank, Ltd.	1,792,941	21,568,192
Sintex Industries, Ltd.	3,210,014	19,760,722
Sun TV Network, Ltd.	2,637,292	11,413,553
HDFC Bank, Ltd. ADR	40,000	3,398,000

Total India		408,438,978

SOUTH KOREA: 14.8%
NHN Corp.[b]	351,902	45,139,275
Amorepacific Corp.	83,434	45,113,623
S1 Korea Corp.	833,228	42,448,166
Yuhan Corp.	218,497	39,187,342
Hanmi Pharmaceutical Co., Ltd.	374,233	36,877,914
Samsung Securities Co., Ltd.	514,989	32,562,888
MegaStudy Co., Ltd.	183,231	27,908,354
Hana Financial Group, Inc.	1,155,743	27,180,072
Hyundai Development Co.	541,382	20,222,266
ON*Media Corp.[b]	604,550	1,359,971

Total South Korea		317,999,871

SINGAPORE: 7.9%
Hyflux, Ltd.	24,090,187	40,920,004
DBS Group Holdings, Ltd.	3,420,750	40,765,912
Parkway Holdings, Ltd.	28,144,540	37,281,834
Keppel Land, Ltd.	11,182,000	22,333,968
Fraser and Neave, Ltd.	7,626,750	19,129,642
Tat Hong Holdings, Ltd.	11,947,000	9,070,316

Total Singapore		169,501,676

THAILAND: 6.8%
Advanced Info Service Public Co., Ltd.	24,188,500	58,094,191
Bank of Ayudhya Public Co., Ltd. NVDR	63,468,600	30,862,010
Land & Houses Public Co., Ltd.	154,102,800	29,243,569
Amata Corp. Public Co., Ltd.+	58,667,900	14,624,178
Bangkok Bank Public Co., Ltd.	3,954,900	12,116,999

Total Thailand		144,940,947

INDONESIA: 6.1%
PT Bank Central Asia	131,525,000	43,321,757
PT Telekomunikasi Indonesia	44,860,500	33,507,678
PT Kalbe Farma	348,388,000	23,735,749
PT Astra International	13,017,230	23,219,623
PT Telekomunikasi Indonesia ADR	259,500	7,727,910

Total Indonesia		131,512,717

TAIWAN: 5.4%
President Chain Store Corp.	20,669,000	60,930,782
Taiwan Semiconductor Manufacturing Co., Ltd.	24,381,362	40,888,322
Hon Hai Precision Industry Co., Ltd.	3,901,950	13,975,596

Total Taiwan		115,794,700

MALAYSIA: 4.7%
Public Bank BHD	15,777,900	46,095,406
Resorts World BHD	49,121,200	36,592,904
Top Glove Corp. BHD+	15,609,880	18,207,681

Total Malaysia		100,895,991

PHILIPPINES: 0.6%
SM Prime Holdings, Inc.	68,769,117	12,378,834

Total Philippines		12,378,834

TOTAL COMMON EQUITIES (Cost $2,173,518,200)		2,150,215,591

RIGHTS: 0.0%

SINGAPORE: 0.0%
Tat Hong Holdings, Ltd., expire 08/02/13	1,194,700	120,563

Total Singapore		120,563

TOTAL RIGHTS		120,563

(Cost $)

TOTAL INVESTMENTS: 100.2% (Cost $2,173,518,200c)		2,150,336,154

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: -0.2%		(4,606,983)

NET ASSETS: 100.0%		$2,145,729,171

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Non-income producing security
[c]	Cost of investments is $2,173,518,200 and net unrealized depreciation consists of:

Gross unrealized appreciation	$346,972,596
Gross unrealized depreciation	(370,154,642)

Net unrealized depreciation	$(23,182,046)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS ASIAN GROWTH AND INCOME FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 71.0%
	SHARES	VALUE
CHINA/HONG KONG: 25.8%
CLP Holdings, Ltd.	5,219,700	$42,105,998
Hang Seng Bank, Ltd.	1,849,600	34,965,065
Café de Coral Holdings, Ltd.	16,031,100	27,951,614
Television Broadcasts, Ltd.	6,568,000	27,891,102
HongKong Electric Holdings, Ltd.	4,176,000	26,229,328
VTech Holdings, Ltd.	4,331,300	25,333,090
Vitasoy International Holdings, Ltd.	50,051,000	21,904,765
Next Media, Ltd.	86,614,000	21,164,621
Hang Lung Group, Ltd.	6,586,000	20,862,064
Hong Kong & China Gas Co., Ltd.	8,553,490	19,525,178
PCCW, Ltd.	46,799,000	19,500,318
BOC Hong Kong Holdings, Ltd.	10,562,000	18,882,420
Hang Lung Properties, Ltd.	8,019,920	18,879,167
Giordano International, Ltd.	52,249,000	18,248,724
ASM Pacific Technology, Ltd.	2,986,800	17,263,611
CITIC Pacific, Ltd.	5,747,000	16,799,252
I-CABLE Communications, Ltd.+	129,832,000	15,262,569
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	2,148,000	3,224,095
China-Hong Kong Photo Products Holdings, Ltd.	14,998,003	954,469

Total China/Hong Kong		396,947,450

SINGAPORE: 12.9%
Singapore Press Holdings, Ltd.	16,866,500	47,057,095
Ascendas REIT	23,090,000	30,502,583
DBS Group Holdings, Ltd.	1,904,000	22,690,433
Parkway Holdings, Ltd.	15,419,093	20,424,994
Fraser and Neave, Ltd.	7,444,100	18,671,514
Cerebos Pacific, Ltd.	8,208,000	18,400,178
Singapore Post, Ltd.	24,105,000	16,113,182
Parkway Life REIT	20,436,110	13,893,710
Hong Leong Finance, Ltd.	4,567,000	9,446,333
Yellow Pages Singapore, Ltd.	6,423,000	1,743,376

Total Singapore		198,943,398

TAIWAN: 9.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	28,737,469	48,193,653
President Chain Store Corp.	10,312,000	30,399,062
Chunghwa Telecom Co., Ltd. ADR	1,066,004	25,232,315
Cathay Financial Holding Co., Ltd.	12,905,240	17,820,188
Cyberlink Corp.	3,932,862	15,466,721
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	391,708	3,670,304

Total Taiwan		140,782,243

SOUTH KOREA: 5.1%
SK Telecom Co., Ltd.	170,752	29,228,155
Hana Financial Group, Inc.	795,809	18,715,359
KT Corp. ADR	718,800	12,068,652
SK Telecom Co., Ltd. ADR	522,200	9,827,804
Daehan City Gas Co., Ltd.	280,300	7,222,625
KT Corp.	43,200	1,491,695

Total South Korea		78,554,290

JAPAN: 4.6%
Trend Micro, Inc.	749,500		28,407,740
Nippon Building Fund, Inc., REIT	2,715		26,246,350
Japan Real Estate Investment Corp., REIT	1,911		15,420,548

Total Japan			70,074,638

THAILAND: 4.5%
Advanced Info Service Public Co., Ltd.	15,852,900		38,074,349
BEC World Public Co., Ltd.	42,623,300		27,035,510
Thai Reinsurance Public Co., Ltd.	25,672,800		4,397,585

Total Thailand			69,507,444

UNITED KINGDOM: 3.0%
HSBC Holdings PLC ADR	573,300		46,339,839

Total United Kingdom			46,339,839

AUSTRALIA: 2.3%
AXA Asia Pacific Holdings, Ltd.	6,011,562		24,735,780
Insurance Australia Group, Ltd.	3,215,377		10,672,730

Total Australia			35,408,510

PHILIPPINES: 1.4%
Globe Telecom, Inc.	954,380		21,080,402

Total Philippines			21,080,402

INDONESIA: 1.3%
PT Telekomunikasi Indonesia ADR	665,900		19,830,502

Total Indonesia			19,830,502

INDIA: 1.0%
Sun Pharmaceutical Industries, Ltd.	470,814		15,049,857

Total India			15,049,857

TOTAL COMMON EQUITIES (Cost $1,057,807,728)			1,092,518,573

PREFERRED EQUITIES: 2.1%

SOUTH KOREA: 2.1%
Hyundai Motor Co., Ltd., Pfd.	566,280		11,200,052
LG Household & Health Care, Ltd., Pfd.	177,830		7,809,549
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	119,550		7,041,078
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760		6,598,642

Total South Korea			32,649,321

TOTAL PREFERRED EQUITIES (Cost $19,413,954)			32,649,321

INTERNATIONAL DOLLAR BONDS: 25.4%
	FACE AMOUNT
CHINA/HONG KONG: 9.4%
Hongkong Land CB 2005, Ltd., Cnv. 2.750%, 12/21/12	$50,900,000		44,333,900
China Petroleum & Chemical Corp. (Sinopec), Cnv. 0.000%, 04/24/14	295,950,000	[b]	34,397,944
FU JI Food and Catering Services Holdings, Ltd., Cnv. 0.000%, 10/18/10	247,500,000	[b]	26,426,969
Yue Yuen Industrial Holdings, Ltd., Cnv. 0.000%, 11/17/11	177,190,000	[b]	21,678,526
Brilliance China Finance, Ltd., Cnv. 0.000%, 06/07/11	13,600,000		12,308,000
PB Issuer, Ltd., Cnv. 3.300%, 02/01/13	8,060,000		5,601,700

Total China/Hong Kong			144,747,039

INDIA: 7.1%
Reliance Communications, Ltd., Cnv. 0.000%, 05/10/11	27,615,000	27,891,150
Tata Motors, Ltd., Cnv. 1.000%, 04/27/11	27,349,000	25,530,291
Rolta India, Ltd., Cnv. 0.000%, 06/29/12	22,116,000	19,572,660
Sintex Industries, Ltd., Cnv. 0.000%, 03/13/13	20,900,000	18,287,500
Financial Technologies India Ltd., Cnv. 0.000%, 12/21/11	17,960,000	17,555,900

Total India		108,837,501

MALAYSIA: 6.9%
Rafflesia Capital, Ltd., Cnv. 1.250%[c], 10/04/11	42,100,000	42,310,500
Cherating Capital, Ltd., Cnv. 2.000%, 07/05/12	44,900,000	41,487,600
Prime Venture Labuan, Ltd., Cnv. 1.000%, 12/12/08	11,170,000	11,770,387
YTL Power Finance Cayman, Ltd., Cnv. 0.000%, 05/09/10	11,000,000	11,412,500

Total Malaysia		106,980,987

SOUTH KOREA: 2.0%
SK Telecom Co., Ltd., Cnv. 0.000%, 05/27/09	29,430,000	31,572,504

Total South Korea		31,572,504

TOTAL INTERNATIONAL DOLLAR BONDS (Cost $442,847,218)		392,138,031

TOTAL INVESTMENTS: 98.5% (Cost $1,520,068,900d)		1,517,305,925

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		22,530,183

NET ASSETS: 100.0%		$1,539,836,108

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Face amount reflects principal in local currency.
[c]	Variable rate security. The rate represents the rate in effect at September 30, 2008.
[d]	Cost of investments is $1,520,068,900 and net unrealized depreciation consists of:

Gross unrealized appreciation	$164,163,879
Gross unrealized depreciation	(166,926,854)

Net unrealized depreciation	$(2,762,975)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
Cnv.	Convertible
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS ASIA SMALL COMPANIES FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 89.4%
	SHARES	VALUE
CHINA/HONG KONG: 25.8%
Towngas China Co., Ltd.[b]	153,000	$48,821
Times, Ltd.	118,000	44,070
Ctrip.com International, Ltd. ADR	1,100	42,471
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	28,000	42,027
New Oriental Education & Technology Group, Inc. ADR[b]	450	28,908
Sina China Corp.[b]	700	24,640
China Green Holdings, Ltd.	30,000	24,182
Kingdee International Software Group Co., Ltd.	116,000	22,362
Ajisen China Holdings, Ltd.	38,000	22,185
Golden Eagle Retail Group, Ltd.	18,000	14,714

Total China/Hong Kong		314,380

INDIA: 19.1%
CRISIL, Ltd.	636	47,736
Container Corp. of India, Ltd.	2,452	43,831
Dabur India, Ltd.	19,494	38,310
Asian Paints, Ltd.	1,364	34,767
Sintex Industries, Ltd.	4,017	24,728
Jain Irrigation Systems, Ltd.	1,898	16,482
India Infoline, Ltd.	6,369	13,552
HT Media, Ltd.	6,081	13,211

Total India		232,617

TAIWAN: 14.7%
Everlight Electronic Co., Ltd.	18,000	37,718
104 Corp.	14,000	33,898
Zinwell Corp.	22,000	31,212
Shin Zu Shing Co., Ltd.	7,000	28,911
St. Shine Optical Co., Ltd.	7,000	25,637
Chroma ATE, Inc.	18,000	22,091

Total Taiwan		179,467

SOUTH KOREA : 14.4%
Hankook Tire Co., Ltd.	3,360	47,146
MegaStudy Co., Ltd.	278	42,343
Jinsung T.E.C.	3,099	31,387
NICE e-Banking Services Co., Ltd.	11,783	30,333
Kiwoom Securities Co., Ltd.	982	24,062

Total South Korea		175,271

SINGAPORE: 11.4%
Singapore Airport Terminal Services, Ltd.	44,000	50,518
Armstrong Industrial Corp., Ltd.	295,000	36,334
Tat Hong Holdings, Ltd.	32,000	24,295
Goodpack, Ltd.	16,000	15,833
Ezra Holdings, Ltd.	16,000	12,937

Total Singapore		139,917

MALAYSIA: 4.0%
JobStreet Corp. BHD	64,500	31,782
Riverstone Holdings, Ltd.	45,000	16,413

Total Malaysia		48,195

TOTAL INVESTMENTS: 89.4%		1,089,847
(Cost $1,103,226c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 10.6%		129,484

NET ASSETS: 100.0%		$1,219,331

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Non-income producing security
[c]	Cost of investments is $1,103,226 and net unrealized depreciation consists of:

Gross unrealized appreciation	$17,822
Gross unrealized depreciation	(31,201)

Net unrealized depreciation	$(13,379)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS ASIAN TECHNOLOGY FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: 99.7%
	SHARES	VALUE
CHINA/HONG KONG: 35.3%
Tencent Holdings, Ltd.	834,400	$6,098,918
Baidu.com, Inc. ADR[b]	24,000	5,957,520
New Oriental Education & Technology Group, Inc. ADR[b]	78,100	5,017,144
China Mobile, Ltd. ADR	91,100	4,562,288
Sina China Corp.[b]	119,400	4,202,880
Ctrip.com International, Ltd. ADR	105,500	4,073,355
Mindray Medical International, Ltd. ADR	85,000	2,867,050
Kingdee International Software Group Co., Ltd.	13,080,000	2,521,539
China Communications Services Corp., Ltd. H Shares	3,528,000	2,457,118
Perfect World Co., Ltd. ADR[b]	94,124	2,112,143
Focus Media Holding, Ltd. ADR[b]	61,700	1,759,067
Lenovo Group, Ltd.	2,748,000	1,212,846
The9, Ltd. ADR[b]	39,560	664,212

Total China/Hong Kong		43,506,080

JAPAN: 19.7%
Nintendo Co., Ltd.	10,885	4,617,132
Yahoo! Japan Corp.	9,361	3,064,485
Nidec Corp.	40,900	2,516,116
Mixi, Inc.[b]	349	2,498,458
Toray Industries, Inc.	525,000	2,464,777
Sony Corp.	77,800	2,399,166
Nikon Corp.	81,000	1,943,112
Nomura Research Institute, Ltd.	93,000	1,914,061
Ibiden Co., Ltd.	60,800	1,480,123
Sumco Corp.	84,100	1,331,122

Total Japan		24,228,552

SOUTH KOREA: 15.8%
NHN Corp.[b]	46,812	6,004,682
Samsung Electronics Co., Ltd.	11,092	5,082,951
LG Electronics, Inc.	31,568	2,920,948
JVM Co., Ltd.	139,221	2,012,294
MegaStudy Co., Ltd.	7,685	1,170,521
SFA Engineering Corp.	21,534	960,141
ON*Media Corp.[b]	326,820	735,201
CDNetworks Co., Ltd.[b]	91,327	534,299

Total South Korea		19,421,037

INDIA: 13.7%
Bharti Airtel, Ltd.[b]	314,726	5,338,204
Rolta India, Ltd.	584,443	3,018,856
Sun Pharmaceutical Industries, Ltd.	65,091	2,080,674
Infosys Technologies, Ltd.	62,352	1,896,282
Glenmark Pharmaceuticals, Ltd.	178,971	1,893,260
Television Eighteen India, Ltd.	306,976	1,226,375
Info Edge India, Ltd.	85,558	1,090,534
Tata Consultancy Services, Ltd.	24,466	351,632

Total India		16,895,817

TAIWAN: 11.5%
MediaTek, Inc.	371,789	3,855,228
Hon Hai Precision Industry Co., Ltd.	937,550	3,358,019
Taiwan Semiconductor Manufacturing Co., Ltd.	1,555,854	2,609,217
Synnex Technology International Corp.	1,637,000	2,565,996
InnoLux Display Corp.	1,164,084	1,560,800
Epistar Corp.	215,686	292,703

Total Taiwan		14,241,963

INDONESIA: 2.2%
PT Telekomunikasi Indonesia ADR	90,600	2,698,068

Total Indonesia		2,698,068

THAILAND: 1.5%
Advanced Info Service Public Co., Ltd.	786,600	1,889,199

Total Thailand		1,889,199

TOTAL INVESTMENTS: 99.7% (Cost $140,096,638c)		122,880,716

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		368,208

NET ASSETS: 100.0%		$123,248,924

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Non-income producing security
[c]	Cost of investments is $140,096,638 and net unrealized depreciation consists of:

Gross unrealized appreciation	$15,398,179
Gross unrealized depreciation	(32,614,101)

Net unrealized depreciation	$(17,215,922)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS CHINA FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: CHINA/HONG KONG: 99.6%
	SHARES	VALUE
CONSUMER DISCRETIONARY: 22.4%

Hotels, Restaurants & Leisure: 4.5%
Café de Coral Holdings, Ltd.	11,428,100	$19,925,884
Shangri-La Asia, Ltd.	7,315,600	10,480,752
China Travel International Investment HK, Ltd.	38,412,000	8,728,622
Ctrip.com International, Ltd. ADR	162,300	6,266,403

		45,401,661

Distributors: 3.0%
China Resources Enterprise, Ltd.	7,650,000	18,679,321
Li & Fung, Ltd.	4,663,200	11,411,068

		30,090,389

Automobiles: 2.9%
Dongfeng Motor Group Co., Ltd. H Shares	78,950,000	29,056,317

Textiles, Apparel & Luxury Goods: 2.7%
Glorious Sun Enterprises, Ltd.	33,994,000	14,220,615
Ports Design, Ltd.	7,461,500	13,666,044

		27,886,659

Media: 2.6%
Television Broadcasts, Ltd.	2,542,000	10,794,638
AirMedia Group, Inc. ADR[b]	923,800	6,882,310
Clear Media, Ltd.[b]	10,128,000	5,133,645
Pico Far East Holdings, Ltd.	49,062,000	4,169,927

		26,980,520

Diversified Consumer Services: 2.6%
New Oriental Education & Technology Group, Inc. ADR[b]	411,800	26,454,032

Multiline Retail: 1.6%
Golden Eagle Retail Group, Ltd.	19,390,000	15,850,194

Specialty Retail: 1.3%
Belle International Holdings, Ltd.	17,840,000	12,818,852

Leisure Equipment & Products: 1.2%
Li Ning Co., Ltd.	6,686,500	11,730,415

Total Consumer Discretionary		226,269,039

FINANCIALS: 16.8%

Commercial Banks: 6.4%
China Merchants Bank Co., Ltd. H Shares	8,009,000	19,340,899
BOC Hong Kong Holdings, Ltd.	8,909,500	15,928,131
China Construction Bank Corp. H Shares	23,392,000	15,608,697
Bank of Communications Co., Ltd. H Shares	15,501,000	14,117,637

		64,995,364

Real Estate Management & Development: 6.0%
China Vanke Co., Ltd. B Shares	28,600,748	20,118,718
Swire Pacific, Ltd. A Shares	2,180,000	19,162,515
Hang Lung Group, Ltd.	4,694,000	14,868,893
Agile Property Holdings, Ltd.	13,704,000	6,260,412

		60,410,538

Insurance: 4.4%
Ping An Insurance (Group) Co. of China, Ltd. H Shares	4,619,500	27,051,634
China Life Insurance Co., Ltd. H Shares	4,592,000	17,106,850

		44,158,484

Total Financials		169,564,386

INFORMATION TECHNOLOGY: 14.8%

Internet Software & Services: 7.3%
Sina China Corp.[b]	934,300	32,887,360
Tencent Holdings, Ltd.	2,904,000	21,226,341
NetEase.com, Inc. ADR[b]	840,900	19,172,520

		73,286,221

Software: 2.8%
Kingdee International Software Group Co., Ltd.+	102,944,000	19,845,362
The9, Ltd. ADR[b]	532,300	8,937,317

		28,782,679

Computers & Peripherals: 2.3%
Lenovo Group, Ltd.	30,336,000	13,388,971
TPV Technology, Ltd.	31,868,000	9,754,977

		23,143,948

Communications Equipment: 1.8%
ZTE Corp. H Shares	4,816,920	18,245,642

IT Services: 0.6%
Travelsky Technology, Ltd. H Shares	12,178,000	6,049,068

Total Information Technology		149,507,558

INDUSTRIALS: 13.4%

Transportation Infrastructure: 4.6%
GZI Transport, Ltd.	36,765,000	15,695,336
China Merchants Holdings International Co., Ltd.	3,732,581	11,973,118
Beijing Capital International Airport Co., Ltd. H Shares	13,332,000	11,011,883
COSCO Pacific, Ltd.	6,730,000	7,724,157

		46,404,494

Electrical Equipment: 2.6%
China High Speed Transmission Equipment Group Co., Ltd.	14,289,000	26,151,703

Construction & Engineering: 2.0%
China Railway Construction Corp., Ltd. H Shares[b]	8,107,000	10,704,313
China Communications Construction Co., Ltd. H Shares	10,709,000	9,401,815

		20,106,128

Industrial Conglomerates: 1.9%
NWS Holdings, Ltd.	11,017,276	19,769,151

Machinery: 1.5%
Shanghai Zhenhua Port Machinery Co., Ltd. B Shares	17,202,573	15,625,992

Airlines: 0.8%
Air China, Ltd. H Shares	16,937,900	7,654,578

Total Industrials		135,712,046

UTILITIES: 11.8%

Independent Power Producers & Energy Traders: 4.4%
Datang International Power Generation Co., Ltd. H Shares	36,732,000	20,503,158
Huaneng Power International, Inc. H Shares	26,630,000	17,704,878
Huaneng Power International, Inc. ADR	213,400	5,680,708

		43,888,744

Electric Utilities: 3.8%
Cheung Kong Infrastructure Holdings, Ltd.	8,257,500	38,427,469

Gas Utilities: 3.6%
Hong Kong & China Gas Co., Ltd.	15,899,594	36,294,239

Total Utilities		118,610,452

CONSUMER STAPLES: 7.1%

Food Products: 4.3%
China Yurun Food Group, Ltd.	17,085,000	22,278,509
Tingyi (Cayman Islands) Holding Corp.	17,865,000	20,871,200

		43,149,709

Food & Staples Retailing: 1.8%
Lianhua Supermarket Holdings Co., Ltd. H Shares+	12,995,000	17,821,773

Beverages: 1.0%
Tsingtao Brewery Co., Ltd. H Shares	5,727,000	10,352,402

Total Consumer Staples		71,323,884

TELECOMMUNICATION SERVICES: 6.4%

Wireless Telecommunication Services: 4.5%
China Mobile, Ltd.	2,766,083	27,709,728
China Mobile, Ltd. ADR	345,400	17,297,632

		45,007,360

Diversified Telecommunication Services: 1.9%
China Communications Services Corp., Ltd. H Shares	27,806,000	19,365,819

Total Telecommunication Services		64,373,179

ENERGY: 5.5%

Oil, Gas & Consumable Fuels: 4.3%
CNOOC, Ltd.	16,912,000	18,998,877
China Petroleum & Chemical Corp. (Sinopec) H Shares	16,242,000	12,818,710
China Shenhua Energy Co., Ltd. H Shares	5,019,500	12,312,441

		44,130,028

Energy Equipment & Services: 1.2%
China Oilfield Services, Ltd. H Shares	12,740,000	11,803,734

Total Energy		55,933,762

MATERIALS: 1.4%

Construction Materials: 1.0%
China National Building Material Co., Ltd. H Shares	8,606,000	9,933,665

Paper & Forest Products: 0.4%
Nine Dragons Paper Holdings, Ltd.	10,157,000	3,799,639

Total Materials		13,733,304

TOTAL INVESTMENTS: 99.6% (Cost $1,157,375,506c)		1,005,027,610

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		4,112,346

NET ASSETS: 100.0%		$1,009,139,956

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Non-income producing security
[c]	Cost of investments is $1,157,375,506 and net unrealized depreciation consists of:

Gross unrealized appreciation	$86,843,248
Gross unrealized depreciation	(239,191,144)

Net unrealized depreciation	$(152,347,896)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS INDIA FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: INDIA: 97.7%

	SHARES	VALUE
FINANCIALS: 20.1%

Commercial Banks: 13.7%
Axis Bank, Ltd.	1,464,200	$22,867,536
HDFC Bank, Ltd.	845,533	22,229,708
Corporation Bank	3,084,331	18,198,094
Oriental Bank of Commerce	2,596,834	8,296,607
HDFC Bank, Ltd. ADR	50,000	4,247,500

		75,839,445

Thrifts & Mortgage Finance: 1.9%
Housing Development Finance Corp.	225,973	10,509,153

Comsumer Finance: 1.6%
Shriram Transport Finance Co., Ltd.	1,345,000	8,886,061

Real Estate Management & Development: 1.3%
Unitech, Ltd.	2,763,777	7,008,998

Diversified Financial Services: 0.9%
SREI Infrastructure Finance, Ltd.	3,750,000	4,894,235

Capital Markets: 0.7%
IL&FS Investsmart, Ltd.	1,339,981	3,740,138

Total Financials		110,878,030

INDUSTRIALS: 14.8%

Machinery: 6.1%
Ashok Leyland, Ltd.	23,211,277	13,348,755
Jain Irrigation Systems, Ltd.	1,381,590	11,997,520
Thermax, Ltd.	940,000	8,473,562

		33,819,837

Building Products: 2.4%
Sintex Industries, Ltd.	2,101,834	12,938,808

Construction & Engineering: 2.2%
Larsen & Toubro, Ltd.	228,330	12,080,336

Industrial Conglomerates: 1.5%
MAX India, Ltd.[b]	2,303,102	8,185,856

Road & Rail: 1.1%
Container Corp. of India, Ltd.	347,886	6,218,640

Air Freight & Logistics: 0.8%
Gati, Ltd.	3,606,339	4,642,506

Electrical Equipment: 0.7%
Crompton Greaves, Ltd.	770,000	3,864,538

Total Industrials		81,750,521

INFORMATION TECHNOLOGY: 12.2%

IT Services: 9.3%
Infosys Technologies, Ltd.	612,591	18,630,442
Rolta India, Ltd.	2,468,990	12,753,213
HCL-Infosystems, Ltd.	4,428,185	9,965,731
Satyam Computer Services, Ltd.	862,744	5,558,667
Infosys Technologies, Ltd. ADR	129,500	4,313,645

		51,221,698

Software: 1.6%
Financial Technologies India, Ltd.	399,855	8,968,957

Internet Software & Services: 1.3%
Info Edge India, Ltd.	566,727	7,223,578

Total Information Technology		67,414,233

HEALTH CARE: 12.1%

Pharmaceuticals: 12.1%
Sun Pharmaceutical Industries, Ltd.	879,260	28,106,082
Glenmark Pharmaceuticals, Ltd.	1,969,797	20,837,666
Cipla India, Ltd.	3,469,657	17,062,499
Sun Pharma Advanced Research Co., Ltd.[b]	594,260	963,963

Total Health Care		66,970,210

CONSUMER DISCRETIONARY: 12.0%

Media: 5.4%
HT Media, Ltd.	3,777,688	8,206,947
Zee Entertainment Enterprises, Ltd.	1,618,908	6,882,638
Sun TV Network, Ltd.	1,590,091	6,881,523
Television Eighteen India, Ltd.	801,847	3,203,394
Dish TV India, Ltd.[b]	4,737,097	2,801,129
Inox Leisure, Ltd.	1,516,527	2,064,674

		30,040,305

Automobiles: 1.9%
Mahindra & Mahindra, Ltd.	942,500	10,387,497

Textiles, Apparel & Luxury Goods: 1.3%
Titan Industries, Ltd.	289,589	6,987,112

Hotels, Restaurants & Leisure: 1.3%
Indian Hotels Co., Ltd.	4,749,840	6,903,032

Auto Components: 1.2%
Bharat Forge, Ltd.	1,706,000	6,812,635

Multiline Retail: 0.9%
Vishal Retail, Ltd.[b]	911,436	4,877,203

Total Consumer Discretionary		66,007,784

CONSUMER STAPLES: 8.2%

Personal Products: 6.6%
Dabur India, Ltd.	14,249,779	28,003,756
Marico, Ltd.	6,599,720	8,319,755

		36,323,511

Household Products: 1.5%
Hindustan Unilever, Ltd.	1,487,269	8,076,784

Beverages: 0.1%
Radico Khaitan, Ltd.	554,154	740,312

Total Consumer Staples		45,140,607

TELECOMMUNICATION SERVICES: 7.7%

Wireless Telecommunication Services: 7.7%
Bharti Airtel, Ltd.[b]	1,639,191	27,803,029
Reliance Communications, Ltd.	2,024,755	14,627,971

Total Telecommunication Services		42,431,000

UTILITIES: 6.0%

Gas Utilities: 4.3%
Gail India, Ltd.	1,866,501	16,481,900
Gujarat State Petronet, Ltd.	7,075,000	7,072,307

		23,554,207

Electric Utilities: 1.7%
CESC, Ltd.	1,556,117	9,296,578

Total Utilities		32,850,785

ENERGY: 4.6%

Oil, Gas & Consumable Fuels: 4.6%
Reliance Industries, Ltd.	311,871	13,106,214
Chennai Petroleum Corp., Ltd.	2,652,744	12,221,800

Total Energy		25,328,014

TOTAL COMMON EQUITIES: INDIA (Cost $629,704,373)		538,771,184

INTERNATIONAL DOLLAR BONDS: 1.1%
	FACE AMOUNT
CONSUMER STAPLES: 1.1%

Beverages: 1.1%
Radico Khaitan, Ltd., Cnv. 3.500%, 07/27/11	$7,000,000	6,370,000

Total Consumer Staples		6,370,000

TOTAL INTERNATIONAL DOLLAR BONDS (Cost $8,229,360)		6,370,000

TOTAL INVESTMENTS: 98.8%		545,141,184
(Cost $637,933,733c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		6,823,908

NET ASSETS: 100.0%		$551,965,092

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Non-income producing security
[c]	Cost of investments is $637,933,733 and net unrealized depreciation consists of:

Gross unrealized appreciation	$69,289,759
Gross unrealized depreciation	(162,082,308)

Net unrealized depreciation	$(92,792,549)

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments

MATTHEWS JAPAN FUND	September 30, 2008

SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: JAPAN: 98.7%
	SHARES	VALUE
FINANCIALS: 26.7%

Real Estate Investment Trusts: 9.8%
Tokyu REIT, Inc.	304	$1,976,243
United Urban Investment Corp., REIT	447	1,960,033
Japan Logistics Fund, Inc., REIT	267	1,609,540
Global One Real Estate Investment Corp., REIT	171	1,599,065
Nomura Real Estate Office Fund, Inc., REIT	233	1,592,188
Advance Residence Investment Corp., REIT	268	971,703
MID Reit, Inc.	403	951,951
Premier Investment Corp., REIT	183	779,029
Joint Reit Investment Corp.	313	641,611
Fukuoka REIT Corp.	112	580,699
Crescendo Investment Corp., REIT	289	495,073
Nippon Commerical Investment Corp., REIT	207	451,954
TGR Investment Inc., REIT	282	414,557
Prospect Residential Investment Corp., REIT	179	356,833
LCP Investment Corp., REIT	186	309,920
Kenedix Realty Investment Corp., REIT	76	282,874
Japan Single-Residence REIT, Inc.	197	244,163
Starts Proceed Investment Corp., REIT	218	185,965
BLife Investment Corp., REIT	68	180,789

		15,584,190

Capital Markets: 5.5%
GCA Savvian Group Corp.	1,306	3,630,448
Ichiyoshi Securities Co., Ltd.	341,700	3,583,736
Monex Group, Inc.	4,240	1,535,716

		8,749,900

Real Estate Management & Development: 5.0%
Daibiru Corp.	271,800	2,049,828
Funai Zaisan Consultants Co., Ltd.	2,409	1,994,007
Sumitomo Realty & Development Co., Ltd.	69,000	1,502,732
Mitsubishi Estate Co., Ltd.	69,000	1,359,655
Shoei Co., Ltd.	96,080	937,402

		7,843,624

Commercial Banks: 2.6%
The Joyo Bank, Ltd.	302,000	1,374,836
The Chiba Bank, Ltd.	243,000	1,274,075
The Sumitomo Trust & Banking Co., Ltd.	134,000	892,768
Chuo Mitsui Trust Holdings, Inc.	99,000	534,473

		4,076,152

Consumer Finance: 2.6%
ORIX Corp.	32,270	4,040,465

Insurance: 1.2%
The Fuji Fire & Marine Insurance Co., Ltd.	853,000	1,974,538

Total Financials		42,268,869

INFORMATION TECHNOLOGY: 20.7%

Electronic Equipment & Instruments: 9.0%
Nidec Corp.	70,500	4,337,070
Keyence Corp.	17,870	3,564,763
Topcon Corp.	351,100	2,315,963
Murata Manufacturing Co., Ltd.	37,800	1,526,011
Hoya Corp.	73,800	1,464,028
Nippon Electric Glass Co., Ltd.	118,000	1,068,898

		14,276,733

Internet Software & Services: 3.4%
Gourmet Navigator, Inc.	1,278	2,891,496
Yahoo! Japan Corp.	7,680	2,514,181

		5,405,677

Software: 3.0%
Nintendo Co., Ltd.	11,090	4,704,087

IT Services: 1.7%
Nomura Research Institute, Ltd.	127,400	2,622,058

Computers & Peripherals: 1.5%
Melco Holdings, Inc.	130,500	2,409,130

Office Electronics: 1.1%
Ricoh Co., Ltd.	120,000	1,687,316

Semiconductors & Semiconductor Equipment: 1.0%
Sumco Corp.	100,800	1,595,447

Total Information Technology		32,700,448

INDUSTRIALS: 15.5%

Machinery: 8.8%
Mitsubishi Heavy Industries, Ltd.	777,000	3,374,888
Fanuc, Ltd.	43,000	3,234,968
NGK Insulators, Ltd.	208,000	2,546,426
OSG Corp.	205,100	1,743,961
Komatsu, Ltd.	68,400	1,119,811
OKUMA Corp.	183,000	1,061,902
Aichi Corp.	233,100	919,750

		14,001,706

Construction & Engineering: 1.8%
JGC Corp.	105,000	1,684,553
Daimei Telecom Engineering Corp.	149,000	1,209,394

		2,893,947

Commercial Services & Supplies: 1.6%
Secom Co., Ltd.	62,400	2,599,437

Road & Rail: 1.5%
East Japan Railway Co.	312	2,326,782

Building Products: 0.9%
Daikin Industries, Ltd.	42,800	1,443,560

Trading Companies & Distributors: 0.9%
Mitsubishi Corp.	65,800	1,372,598

Total Industrials		24,638,030

CONSUMER DISCRETIONARY: 12.6%

Household Durables: 2.6%
Sekisui House, Ltd.	272,000	2,497,239
Panasonic Corp.	92,000	1,586,035

		4,083,274

Hotels, Restaurants & Leisure: 2.6%
Doutor Nichires Holdings Co., Ltd.	136,300	2,046,937
Pacific Golf Group International Holdings KK	3,056	2,019,922

		4,066,859

Diversified Consumer Services: 2.4%
Benesse Corp.	92,800	3,790,354

Specialty Retail: 1.7%
Nitori Co., Ltd.	45,450	2,700,385

Media: 1.6%
Toei Co., Ltd.	531,000	2,549,449

Automobiles: 1.0%
Toyota Motor Corp. ADR	9,900	849,420
Honda Motor Co., Ltd. ADR	26,900	809,959

		1,659,379

Leisure Equipment & Products: 0.7%
Noritsu Koki Co., Ltd.	92,500	1,157,985

Total Consumer Discretionary		20,007,685

CONSUMER STAPLES: 9.1%

Household Products: 3.9%
Pigeon Corp.	217,000	6,118,627

Food Products: 2.8%
Unicharm Petcare Corp.	149,800	4,489,821

Personal Products: 2.4%
Shiseido Co., Ltd.	168,000	3,762,096

Total Consumer Staples		14,370,544

HEALTH CARE: 8.6%

Health Care Equipment & Supplies: 6.7%
Sysmex Corp.	122,100	5,395,716
Terumo Corp.	54,000	2,816,879
Nakanishi, Inc.	28,300	2,418,285

		10,630,880

Pharmaceuticals: 1.9%
Takeda Pharmaceutical Co., Ltd.	60,400	3,041,176

Total Health Care		13,672,056

ENERGY: 2.0%

Oil, Gas & Consumable Fuels: 2.0%
INPEX CORPORATION	381	3,237,902

Total Energy		3,237,902

TELECOMMUNICATION SERVICES: 1.8%

Wireless Telecommunication Services: 1.8%
NTT DoCoMo, Inc.	1,752	2,804,422

Total Telecommunication Services		2,804,422

MATERIALS: 1.7%

Chemicals: 1.7%
Nitto Denko Corp.	74,500	1,895,325
OHARA, Inc.	76,300	813,683

Total Materials		2,709,008

TOTAL INVESTMENTS: 98.7% (Cost $194,251,428b)		156,408,964

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		2,083,233

NET ASSETS: 100.0%		$158,492,197

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Cost of investments is $194,251,428 and net unrealized depreciation consists of:

Gross unrealized appreciation	$7,283,929
Gross unrealized depreciation	(45,126,393)

Net unrealized depreciation	$(37,842,464)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS KOREA FUND	September 30, 2008
SCHEDULE OF INVESTMENTS[a] (UNAUDITED)

COMMON EQUITIES: SOUTH KOREA: 98.4%
	SHARES	VALUE
FINANCIALS: 22.9%

Commercial Banks: 10.3%
Shinhan Financial Group Co., Ltd.	135,447	$4,845,968
KB Financial Group, Inc.[b]	79,057	3,452,657
Hana Financial Group, Inc.	114,292	2,687,851
KB Financial Group, Inc. ADR	17,339	792,219

		11,778,695

Insurance: 7.1%
Samsung Fire & Marine Insurance Co., Ltd.	33,196	5,811,163
Meritz Fire & Marine Insurance Co., Ltd.	330,960	2,336,508

		8,147,671

Capital Markets: 5.5%
Samsung Securities Co., Ltd.	63,790	4,033,458
Kiwoom Securities Co., Ltd.	88,589	2,170,713

		6,204,171

Total Financials		26,130,537

CONSUMER DISCRETIONARY: 15.1%

Media: 3.8%
Cheil Worldwide, Inc.	12,437	2,334,819
SBS Holdings Co., Ltd.[c]	49,530	1,235,597
ON*Media Corp.[c]	347,370	781,430

		4,351,846

Household Durables: 3.5%
LG Electronics, Inc.	29,895	2,766,147
Intelligent Digital Integrated Security Co., Ltd.	84,670	1,172,598

		3,938,745

Multiline Retail: 3.2%
Hyundai Department Store Co., Ltd.	47,456	3,690,060

Auto Components: 2.2%
Hankook Tire Co., Ltd.	177,550	2,491,290

Automobiles: 1.9%
Hyundai Motor Co.	34,927	2,185,710

Hotels, Restaurants & Leisure: 0.5%
Modetour Network, Inc.	44,023	588,145

Total Consumer Discretionary		17,245,796

INFORMATION TECHNOLOGY: 13.9%

Semiconductors & Semiconductor Equipment: 7.8%
Samsung Electronics Co., Ltd.	19,349	8,866,752

Internet Software & Services: 5.4%
NHN Corp.[c]	44,006	5,644,750
CDNetworks Co., Ltd.[c]	95,121	556,495

		6,201,245

Electronic Equipment & Instruments: 0.7%
SFA Engineering Corp.	16,806	749,333

Total Information Technology		15,817,330

CONSUMER STAPLES: 13.4%

Food & Staples Retailing: 6.2%
Shinsegae Co., Ltd.	9,786	4,618,810
Shinsegae Food Co., Ltd.	63,636	2,468,282

		7,087,092

Personal Products: 4.2%
Amorepacific Corp.	8,870	4,796,100

Beverages: 2.7%
Hite Brewery Co., Ltd.[c]	16,810	3,128,893

Food Products: 0.3%
CJ CheilJedang Corp.[c]	2,278	370,399

Total Consumer Staples		15,382,484

INDUSTRIALS: 11.6%

Commercial Services & Supplies: 4.9%
S1 Korea Corp.	109,886	5,598,059

Industrial Conglomerates: 3.0%
Orion Corp.	14,093	2,291,386
Samsung Techwin Co., Ltd.	49,446	1,096,858

		3,388,244

Construction & Engineering: 2.2%
GS Engineering & Construction Corp.	20,657	1,668,188
Hyundai Development Co.	24,035	897,780

		2,565,968

Machinery: 1.5%
JVM Co., Ltd.	116,674	1,686,401

Total Industrials		13,238,672

HEALTH CARE: 10.5%

Pharmaceuticals: 10.5%
Yuhan Corp.	25,617	4,594,398
Hanmi Pharmaceutical Co., Ltd.	35,373	3,485,749
Daewoong Pharmaceutical Co., Ltd.	61,669	2,785,797
LG Life Sciences Service Ltd.[c]	26,554	1,138,926

Total Health Care		12,004,870

TELECOMMUNICATION SERVICES: 6.0%

Wireless Telecommunication Services: 4.5%
SK Telecom Co., Ltd.	18,877	3,231,235
SK Telecom Co., Ltd. ADR	99,400	1,870,708

		5,101,943

Diversified Telecommunication Services: 1.5%
KT Corp.	32,250	1,113,591
KT Corp. ADR	36,900	619,551

		1,733,142

Total Telecommunication Services		6,835,085

MATERIALS: 3.5%

Chemicals: 1.8%
LG Chem, Ltd.	26,488	2,078,277

Metals & Mining: 1.7%
POSCO ADR	20,500	1,914,085

Total Materials		3,992,362

ENERGY: 1.5%

Oil, Gas & Consumable Fuels: 1.5%
GS Holdings Corp.	66,727	1,716,415

Total Energy		1,716,415

TOTAL COMMON EQUITIES (Cost $114,597,333)		112,363,551

PREFERRED EQUITIES: SOUTH KOREA: 1.0%

CONSUMER STAPLES: 1.0%

Food Products: 1.0%
CJ CheilJedang Corp., 2nd Pfd.[c]	6,893	1,103,731

Total Consumer Staples		1,103,731

TOTAL PREFERRED EQUITIES (Cost $1,604,234)		1,103,731

TOTAL INVESTMENTS: 99.4% (Cost $116,201,567d)		113,467,282

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		644,581

NET ASSETS: 100.0%		$114,111,863

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
[b]	Illiquid security
[c]	Non-income producing security
[d]	Cost of investments is $116,201,567 and net unrealized depreciation consists of:

Gross unrealized appreciation	$23,159,775
Gross unrealized depreciation	(25,894,060)

Net unrealized depreciation	$(2,734,285)

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

A. SECURITY VALUATION: The Funds’ equity securities are valued based on market quotations or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”), subject to the Funds’ Pricing Policies. The Funds’ have retained third-party pricing services which may be utilized by the Valuation Committee under circumstances described in the Pricing Policies to provide fair value prices for certain securities held by the Funds. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight.

The books and records of the Funds are maintained in U.S. Dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. Dollars, and are denominated in U.S. Dollars.

Market values for equity securities are determined based on the last sale price on the principal (or most advantageous) market on which the security is traded. If a reliable last sale price is not available, market values for equity securities are determined using the mean between the last available bid and asked price. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board.

Foreign securities are valued as of the close of trading on the primary (or most advantageous) market on which they trade. The value is then converted to U.S. dollars using current exchange rates and in accordance with the Pricing Policies. Foreign currency exchange rates are determined as of the close of trading on the New York Stock Exchange, Inc. (“NYSE”)

Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of a Fund’s NAV on that day. If events that materially affect the value of the Funds’ foreign investments occur during such period, and the impact of such events can be reasonably determined, the investments will be valued at their fair value as described above.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

B. ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 “FAIR VALUE MEASUREMENTS” (“FAS 157”): In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

	Matthews Asian Growth and Income Fund	Matthews Asia Pacific Equity Income Fund	Matthews Asia Pacific Fund	Matthews Pacific Tiger Fund	Matthews China Fund
Level 1: Quoted Prices	$123,110,377	$6,485,995	$17,737,310	$146,548,849	$123,578,282
Level 2: Other Significant Observable Inputs	1,394,195,548	84,310,224	254,205,797	2,003,787,305	881,449,328
Level 3: Significant Unobservable Inputs	—	—	—	—	—
Total Market Value of Investments	$1,517,305,925	$90,796,220	$271,943,107	$2,150,336,154	$1,005,027,610

	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews Asia Small Companies Fund	Matthews Asian Technology Fund
Level 1: Quoted Prices	$8,561,145	$1,659,379	$5,196,563	$140,089	$33,913,727
Level 2: Other Significant Observable Inputs	536,580,039	154,749,585	108,270,719	949,757	88,966,989
Level 3: Significant Unobservable Inputs	—	—	—	—	—
Total Market Value of Investments	$545,141,184	$156,408,964	$113,467,282	$1,089,847	$122,880,716

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Matthews Asian Growth and Income Fund	Matthews Asia Pacific Equity Income Fund
Balance as of 12/31/07 (market value)	$6,791,533	$2,115,979
Transfers in/and or out of Level 3	(6,791,533)	(2,115,979)
Balance as of 9/30/08 (market value)	$—	$—

C. TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October losses at fiscal year end December 31, 2007 were as follows:

	POST OCTOBER CAPITAL LOSSES	POST OCTOBER CURRENCY LOSSES
Matthews Asian Growth and Income Fund	$—	($22,680)
Matthews Pacific Tiger Fund	—	(220,413)
Matthews China Fund	—	(19,959)
Matthews India Fund	—	(31,442)
Matthews Korea Fund	—	(10,385)
Matthews Asian Technology Fund	(587,611)	—

For federal income tax purposes, the Fund indicated below has capital loss carryforwards, which expire in the year indicated, as of December 31, 2007, which are available to offset future capital gains, if any:

LOSSES DEFERRED EXPIRING IN:	2008	2009	2010	TOTAL
Matthews Asian Technology Fund	($1,570,881)	($5,967,059)	($3,461,198)	($10,999,138)

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 17, 2008

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 17, 2008

*	Print the name and title of each signing officer under his or her signature.